LONG-TERM DEBT AND FINANCING (Details) - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020
Borrowings:
Debt		$ 623,186	$ 655,740
Less: Current portion		(622,227)	(654,180)
Total non-current portion of non-current borrowings		959	1,560
DIP Facility
Borrowings:
Debt	[1]	154,925	126,735
Less: Debt issue costs (a)	[1]	(4,147)	(6,312)
Filter Group financing
Borrowings:
Debt	[2]	3,822	4,617
Credit facility
Borrowings:
Debt	[3]	171,046	227,189
7% $15M subordinated notes
Borrowings:
Debt	[4]	$ 13,554	13,607
Interest rate		7.00%
Term loan
Borrowings:
Debt	[5]	$ 283,986	$ 289,904
Unsecured term loan
Borrowings:
Debt		$ 207,000
Interest rate		8.75%		8.75%
6.75% $100M convertible debentures
Borrowings:
Notional amount		$ 100,000		$ 100,000
Interest rate		6.75%		6.75%
6.75% $160M convertible debentures
Borrowings:
Notional amount		$ 160,000		$ 160,000
Interest rate		6.75%		6.75%
6.5% convertible bonds
Borrowings:
Debt		$ 9,200
Interest rate		6.50%		6.50%

[1]	For the three months
[2]	Filter Group has a $3.8 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment that matures no later than October 2023 with HTC and bears interest at 8.99% per annum. Principal and interest are payable monthly. Filter Group did not file under the CCAA and accordingly, the stay does not apply to Filter Group and any amounts outstanding under the loan payable to Home Trust Company.
[3]	On March 18, 2021, Just Energy Ontario L.P, Just Energy (U.S.) Corp. and Just Energy Group Inc. entered into an Accommodation and Support Agreement (the “Lender Support Agreement”) with the lenders under the Credit Facility. Under the Lender Support Agreement, the lenders agreed to allow issuance or renewals of Letters of Credit under the Credit Facility during the pendency of the CCAA proceedings within certain restrictions. In return, the Company has agreed to continue paying interest and fees at the non-default rate on the outstanding advances and Letters of Credit under the Credit Facility. The amount of Letters of Credit that may be issued is limited to the lesser of $46.1 million (excluding the Letters of Credit guaranteed by Export Development Canada under its Account Performance Security Guarantee Program), plus any amount the Company has repaid and $125 million. As at June 30, 2021, the Company had repaid $62.0 million and had a total of $98.8 million of letters of Credit outstanding.
[4]	As part of the September 2020 Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“Note Indenture”) to holders of the subordinated convertible debentures, which has a six-year maturity. The principal amount was reduced through a tender offer for no consideration on October 19, 2020 to $13.2 million. The Note Indenture bears an annual interest rate of 7.0% payable in kind. The balance at June 30, 2021 includes an accrual of $0.4 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Note Indenture’s Trust Indenture agreement. However, any potential actions by the lenders under the Note Indenture have been stayed pursuant to the Court Order and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Note Indenture has been classified as current.
[5]	As part of the September 2020 Recapitalization, Just Energy issued a USD $205.9 million principal note (the “10.25% Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at June 30, 2021 includes an accrual of $13.4 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the 10.25% Term Loan. However, any potential actions by the lenders under the 10.25% Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the 10.25% Term Loan has been classified as current.